Contingent assets, liabilities and other contractual obligations (Details) - Dec. 31, 2019 kr in Millions, $ in Millions	USD ($)	DKK (kr)
With in 1 year
Contractual obligations:
Contractual obligations		kr 318.9
Later than one year but not later than two years
Contractual obligations:
Contractual obligations		230.2
Later than two year but not later than three years
Contractual obligations:
Contractual obligations		kr 88.8
Sanofi
Contractual obligations:
Estimated effect of potential milestone | $	$ 15.0